Guarantees Granted to Subsidiaries - Additional Information (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Amount	$ 6,440,840	$ 12,537,853
Ferrosur Roca S.A. [member]
Disclosure of detailed information about borrowings [line items]
Amount	13,836	$ 3,260,682
Guarantees [member] | Ferrosur Roca S.A. [member] | Current Account Advances [member]
Disclosure of detailed information about borrowings [line items]
Line of credit	13,836
Guarantees [member] | Ferrosur Roca S.A. [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Amount	$ 900,000